SCHEDULE OF DEPOSITS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Deposits
Rental	$ 285,367	$ 385,726
Utilities	4,905	6,672
Others	2,486	3,516
Deposits	293,758	395,914
Current	144,360	205,999
Non-Current	$ 149,398	$ 189,915